SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Receivables
Balance at beginning of the year	$ (1,682)
Provision for the year	(57,067)	(1,677)
Exchange adjustment	(289)	(5)
Ending balance	$ (59,038)	$ (1,682)